Commitments and Contingencies (Narrative) (Detail) $ in Millions	1 Months Ended												3 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($) Parties site	Aug. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Sep. 30, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017 Counts	Apr. 30, 2017 Petition Station	Mar. 31, 2017 Counts	Aug. 31, 2016 T	Jul. 31, 2016 Parties	Apr. 30, 2015 Facilities	Dec. 31, 2018 USD ($) site	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) Facility site Facilities Indicators gal	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 31, 2017 USD ($)	Oct. 31, 2015 PartsPerBillion	Jul. 31, 2015 Counts
Loss Contingencies [Line Items]
Environmental Remediation Expense															$ 81		$ 197
ARO incurred															20	$ 37
Regulatory liability	$ 7,196												$ 7,196		7,196	7,109
Virginia Electric and Power Company
Loss Contingencies [Line Items]
Environmental Remediation Expense															81		197
ARO incurred															14	11
Regulatory liability	4,946												4,946		4,946	4,887
Virginia Electric and Power Company | Future Ash Pond and Landfill Closure Costs
Loss Contingencies [Line Items]
ARO incurred														$ 131			238	$ 386
Virginia Electric and Power Company | Increase In Property Plant And Equipment
Loss Contingencies [Line Items]
ARO incurred														46			17
Virginia Electric and Power Company | Increase in Regulatory Assets
Loss Contingencies [Line Items]
ARO incurred														4			24
Virginia Electric and Power Company | Other operations and maintenance
Loss Contingencies [Line Items]
ARO incurred														81			$ 197
ARO incurred, after tax														60
Dominion Energy Gas Holdings, LLC
Loss Contingencies [Line Items]
ARO incurred															3	1
Regulatory liability	789												789		789	$ 790
FERC-regulated | Virginia Electric and Power Company | Pending Litigation [Member]
Loss Contingencies [Line Items]
Regulatory liability	$ 14												14		$ 14
CWA | Virginia Electric and Power Company | Minimum | Chesapeake power station [Member] | Judicial Ruling
Loss Contingencies [Line Items]
Additional specific sediment, water and aquatic life monitoring period					2 years
CWA | EPA | Final Rule to Revise Effluent Limitations Guidelines for Steam Electric Power Generating Category
Loss Contingencies [Line Items]
Compliance date				2023-12
CWA | EPA | 2015 Effluent Limitations Guidelines Rule for Steam Electric Power Generating Category
Loss Contingencies [Line Items]
Compliance date				2020-11
Unfavorable Regulatory Action | EPA
Loss Contingencies [Line Items]
Significant emission rate per rear CO2 equivalent | T										75,000
Electric generating station facilities heightened entrainment analysis per day | gal															125,000,000
Unfavorable Regulatory Action | MATS | EPA | Virginia Electric and Power Company
Loss Contingencies [Line Items]
Number of effective days to operate power station units						90 days
Unfavorable Regulatory Action | Ozone Standards | EPA
Loss Contingencies [Line Items]
Standard emission level prior to revision | PartsPerBillion																				0.75
Revised emission standard level | PartsPerBillion																				0.70
Unfavorable Regulatory Action | Ozone Standards | EPA | Minimum
Loss Contingencies [Line Items]
Estimated compliance costs																			$ 25
Unfavorable Regulatory Action | Ozone Standards | EPA | Maximum
Loss Contingencies [Line Items]
Estimated compliance costs																			$ 35
Unfavorable Regulatory Action | Regulations To Reduce Nitrogen Oxideand Volatile Organic Compounds Emissions [Member] | Pennsylvania Department Of Environmental Protection [Member] | Dominion Gas Holdings, LLC
Loss Contingencies [Line Items]
Estimated compliance costs													$ 35
Unfavorable Regulatory Action | CWA
Loss Contingencies [Line Items]
Number of facilities that may be subject to final regulations | Facility															13
Unfavorable Regulatory Action | CWA | Virginia Electric and Power Company
Loss Contingencies [Line Items]
Number of facilities that may be subject to final regulations | Facility															11
Number of mandatory facility-specific factors | Indicators															5
Number of optional facility-specific factors | Indicators															6
Number of facilities subject to regulations | Facilities															9
Unfavorable Regulatory Action | CWA | Virginia Electric and Power Company | Minimum
Loss Contingencies [Line Items]
Electric generating stations with water withdrawals per day | gal															2,000,000
Unfavorable Regulatory Action | CWA | EPA | Final Rule to Revise Effluent Limitations Guidelines for Steam Electric Power Generating Category
Loss Contingencies [Line Items]
Number of separate petitions for reconsideration granted | Petition								2
Unfavorable Regulatory Action | Coal Tar and Other Potentially Harmful Materials | EPA
Loss Contingencies [Line Items]
Number of former manufactured gas plant sites | site	22												22		22
Unfavorable Regulatory Action | Coal Tar and Other Potentially Harmful Materials | EPA | Former Gas Plant Site with Post Closure Groundwater Monitoring Program
Loss Contingencies [Line Items]
Number of former sites | site															1
Unfavorable Regulatory Action | Coal Tar and Other Potentially Harmful Materials | EPA | Virginia Electric and Power Company
Loss Contingencies [Line Items]
Number of former manufactured gas plant sites | site	3												3		3
Unfavorable Regulatory Action | Coal Tar and Other Potentially Harmful Materials | EPA | Virginia Electric and Power Company | Former Gas Plant Site with Post Closure Groundwater Monitoring Program
Loss Contingencies [Line Items]
Estimated compliance costs			$ 18											$ 18
Unfavorable Regulatory Action | Coal Tar and Other Potentially Harmful Materials | EPA | Virginia Electric and Power Company | Former Gas Plant Site with Post Closure Groundwater Monitoring Program | Other operations and maintenance
Loss Contingencies [Line Items]
Environmental Remediation Expense			16
Environmental Remediation Expense, net of tax			$ 12
Unfavorable Regulatory Action | Coal Tar and Other Potentially Harmful Materials | EPA | SCANA
Loss Contingencies [Line Items]
Estimated compliance costs	$ 10												$ 10		$ 10
Number of sites under investigation, remediation and monitoring | site															4
Number of sites with an updated remediation work plan | site															1
Updated remediation work plan, cost increase															$ 8
Unfavorable Regulatory Action | Coal Tar and Other Potentially Harmful Materials | EPA | Dominion Energy Gas Holdings, LLC
Loss Contingencies [Line Items]
Number of former manufactured gas plant sites | site	12												12		12
Unfavorable Regulatory Action | CCR | EPA | Facilities Subject to Coal Combustion Residual Final Rule | Environmental Protection Agency Final Rule Regulating Management of CCRs
Loss Contingencies [Line Items]
Number of facilities with CCR | Facilities												11
Unfavorable Regulatory Action | CCR | EPA | Virginia Electric and Power Company | Facilities Subject to Coal Combustion Residual Final Rule | Environmental Protection Agency Final Rule Regulating Management of CCRs
Loss Contingencies [Line Items]
Number of facilities with CCR | Facilities												8
Number of stations | Station								4
Breach of Contract Lawsuit | DETI | Pending Litigation [Member]
Loss Contingencies [Line Items]
Total number of counts in complaint | Counts																					8
Breach of Contract Lawsuit | DETI | Judicial Ruling
Loss Contingencies [Line Items]
Number of counts dismissed | Counts									3
Breach of Contract Lawsuit | DETI | Settled Litigation
Loss Contingencies [Line Items]
Number of claims withdrew | Counts							1
payment of litigation Settlement agreement		$ 14
Liquefaction Project | FERC-regulated | Cove Point | Pending Litigation [Member]
Loss Contingencies [Line Items]
Number of parties | Parties	2
Liquefaction Project | FERC-regulated | Cove Point | Judicial Ruling
Loss Contingencies [Line Items]
Number of parties | Parties											1